MERCER FUNDS

(formerly known as “MGI Funds”)

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 28, 2011, AS SUPPLEMENTED ON OCTOBER 21, 2011,

NOVEMBER 18, 2011, DECEMBER 19, 2011, FEBRUARY 17, 2012 AND

MARCH 16, 2012

The date of this Supplement is April 23, 2012.

The following changes have been made to the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

1.	In the section titled “Who Manages the Funds” on page 78 of the Class S Shares Prospectus and page 85 of the Class Y Shares Prospectus, the last paragraph is deleted in its entirety and replaced with the following:

The Advisor manages the Funds based on the philosophy and belief that portfolios which are appropriately constructed with combinations of quality, asset-class specialist investment managers can generally be expected to provide consistent, above-average performance over time. Thomas Murphy, Christopher A. Ray, CFA, Dean Cheeseman, Jan-Hein Van Den Akker, Manny Weiss, and Wilson Berglund are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the subadvisors managing the Funds. Mr. Murphy has served as the President and Chief Investment Officer of the Advisor since 2011. From 2006 to 2011, Mr. Murphy was the business leader for Mercer Investment Management – Europe, Middle East and Africa. Mr. Murphy leads the portfolio management team and co-chairs the Investment Committee, which develops the philosophy and establishes investment policies for the Advisor. Mr. Ray, Head of Investments (US) of the Advisor, has been with the Advisor since 2005. He previously served as a senior vice president, consultant relations manager, and fixed income portfolio manager with a diversified mutual fund company. Mr. Cheeseman has been a portfolio manager of the Advisor since 2012 and a Principal and portfolio manager with Mercer Limited since 2011. Prior to that, Mr. Cheeseman was head of a fund of funds at F&C Asset Management from 2008 to 2010 and head of developed markets at Forsyth Partners from 2001 to 2008. Mr. Van Den Akker has been a portfolio manager of the Advisor since 2012 and a Principal and portfolio manager with Mercer Global Investments Europe Limited since 2006. Mr. Weiss has been a portfolio manager with the Advisor since January 2009. Prior to that, Mr. Weiss held various positions with 2100 Capital Group LLC from 2005 to 2007. Mr. Berglund has been a portfolio manager with the Advisor since January 2009. Prior to that, Mr. Berglund held various positions with Putnam Investments from 2000 to 2009

MERCER FUNDS

(formerly known as “MGI Funds”)

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES OF THE

MERCER EMERGING MARKETS EQUITY FUND

DATED DECEMBER 30, 2011

The date of this Supplement is April 23, 2012.

The following changes have been made to the prospectuses of the Class S shares (the “Class S Shares Emerging Markets Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Emerging Markets Prospectus”) of Mercer Funds:

1.	In the section titled “Who Manages the Funds” on page 24of the Class S Shares Emerging Markets Prospectus and page 25 of the Class Y Shares Emerging Markets Prospectus, the last paragraph is deleted in its entirety and replaced with the following:

The Advisor manages the Funds based on the philosophy and belief that portfolios which are appropriately constructed with combinations of quality, asset-class specialist investment managers can generally be expected to provide consistent, above-average performance over time. Thomas Murphy, Christopher A. Ray, CFA, Dean Cheeseman, Jan-Hein Van Den Akker, Manny Weiss, and Wilson Berglund are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the subadvisors managing the Funds. Mr. Murphy has served as the President and Chief Investment Officer of the Advisor since 2011. From 2006 to 2011, Mr. Murphy was the business leader for Mercer Investment Management – Europe, Middle East and Africa. Mr. Murphy leads the portfolio management team and co-chairs the Investment Committee, which develops the philosophy and establishes investment policies for the Advisor. Mr. Ray, Head of Investments (US) of the Advisor, has been with the Advisor since 2005. He previously served as a senior vice president, consultant relations manager, and fixed income portfolio manager with a diversified mutual fund company. Mr. Cheeseman has been a portfolio manager of the Advisor since 2012 and a Principal and portfolio manager with Mercer Limited since 2011. Prior to that, Mr. Cheeseman was head of a fund of funds at F&C Asset Management from 2008 to 2010 and head of developed markets at Forsyth Partners from 2001 to 2008. Mr. Van Den Akker has been a portfolio manager of the Advisor since 2012 and a Principal and portfolio manager with Mercer Global Investments Europe Limited since 2006. Mr. Weiss has been a portfolio manager with the Advisor since January 2009. Prior to that, Mr. Weiss held various positions with 2100 Capital Group LLC from 2005 to 2007. Mr. Berglund has been a portfolio manager with the Advisor since January 2009. Prior to that, Mr. Berglund held various positions with Putnam Investments from 2000 to 2009

MERCER FUNDS

(formerly known as, MGI Funds)

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 30, 2012 AS SUPPLEMENTED

FEBRUARY 17, 2012 AND MARCH 16, 2012

The date of this Supplement is April 23, 2012.

The following changes have been made to the Statement of Additional Information of the Mercer Funds:

1.	In the section titled “Management of the Trust” on page 35 of the Statement of Additional Information, please delete the reference to Ian Dillon,